Income Taxes - Valuation Allowance (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Dec. 31, 2023
Valuation Allowance [Roll Forward]
Beginning balance	$ 170	$ 170	$ 1,087
Increases in valuation allowance recorded through earnings	0	917	19,521
Increases in valuation allowance not recorded through earnings	0	0	2,050
Ending balance	$ 170	$ 1,087	$ 22,658